Derivative instruments	12 Months Ended
Dec. 31, 2017
Disclosure of Derivative Instruments [Line Items]
Disclosure Of Derivative Financial Instruments Explanatory

Note 12 Derivative instruments and hedge accounting

Derivatives: overview

A derivative is a financial instrument for which the value is derived from one or more variables (underlyings). Underlyings may be indices, foreign currency exchange or interest rates, or the value of shares, commodities, bonds or other financial instruments. A derivative commonly requires little or no initial net investment by either counterparty to the trade.

The majority of derivative contracts are negotiated with respect to notional amounts, tenor, price and settlement mechanisms, as is customary with other financial instruments.

Over-the-counter (OTC) derivative contracts are usually traded under a standardized International Swaps and Derivatives Association (ISDA) master agreement between UBS and its counterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA. Recent rules, introduced by regulators in various jurisdictions, require or will soon require the payment and collection of initial and variation margin on certain OTC derivative contracts, which may have a bearing on their price and other relevant terms.

The industry continues to promote the use of central counterparties (CCPs) to clear OTC trades. The trend toward CCP clearing and settlement will generally facilitate the reduction of systemic credit exposures.

Other derivative contracts are standardized in terms of their amounts and settlement dates, and are bought and sold on regulated exchanges. These are commonly referred to as exchange-traded derivatives (ETD) contracts. Exchanges offer the benefits of pricing transparency, standardized daily settlement of changes in value and consequently reduced credit risk.

For presentation purposes, the Group’s derivative contracts are subject to IFRS netting provisions. Derivative instruments are measured at fair value and generally classified as Positive replacement values and Negative replacement values on the balance sheet. However, ETD that are economically settled on a daily basis and OTC derivatives that are either legally settled or in substance net settled on a daily basis are classified as Cash collateral receivables on derivative instruments or Cash collateral payables on derivative instruments. Changes in the replacement values of derivatives are recorded in Net trading income, except for interest on derivatives designated as hedging instruments in effective hedge accounting relationships and forward points on certain short duration foreign exchange contracts that are recorded in Net interest income.

  Refer to Note 1a items 3j and 3k for more information
  Refer to Note 24 for more information on the values of positive and negative replacement values after consideration of netting potential allowed under enforceable netting arrangements

The Group uses various derivative instruments for both trading and hedging purposes. Derivative product types as well as valuation principles and techniques applied by the Group are described in Note 22. Positive replacement values represent the estimated amount the Group would receive if the derivative contract were sold on the balance sheet date. Negative replacement values indicate the estimated amount the Group would pay to transfer its obligations in respect of the underlying contract were it required or entitled to do so on the balance sheet date.

Derivatives embedded in other financial instruments are not included in the “Derivative instruments” table within this Note. Bifurcated embedded derivatives are presented on the same balance sheet line as the host contract. In cases where UBS applies the fair value option to hybrid instruments, bifurcation of an embedded derivative component is not required and as such this component is also not included in the “Derivative instruments” table.

  Refer to Notes 18 and 22 for more information

Risks of derivative instruments

Derivative instruments are transacted in many trading portfolios, which generally include several types of instruments, not just derivatives. The market risk of derivatives is predominantly managed and controlled as an integral part of the market risk of these portfolios. The Group’s approach to market risk is described in the audited portions of “Market risk” in the “Risk management and control” section of this report.

Derivative instruments are also transacted with many different counterparties, most of whom are also counterparties for other types of business. The credit risk of derivatives is managed and controlled in the context of the Group’s overall credit exposure to its counterparties. The Group’s approach to credit risk is described in the audited portions of “Credit risk” in the “Risk management and control” section of this report. It should be noted that, although the positive replacement values shown on the balance sheet can be an important component of the Group’s credit exposure, the positive replacement values related to a respective counterparty are rarely an adequate reflection of the Group’s credit exposure in its derivatives business with that counterparty. This is generally the case because, on the one hand, replacement values can increase over time (potential future exposure), while on the other hand, exposure may be mitigated by entering into master netting agreements and bilateral collateral arrangements. Both the exposure measures used internally by the Group to control credit risk and the capital requirements imposed by regulators reflect these additional factors.

  Refer to Note 24 for more information on the values of positive and negative replacement values after consideration of netting potential allowed under enforceable netting arrangements

Derivative instruments¹

	31.12.17					31.12.16
CHF billion	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]
Interest rate contracts
Over-the-counter (OTC) contracts
Forward contracts[6]	0.1	22.1	0.3	8.2	2,321.1	0.1	29.6	0.1	21.9	2,242.8
Swaps	35.4	539.2	28.2	453.7	7,530.2	45.2	599.3	38.3	552.6	7,064.2
Options	8.5	558.1	9.8	547.2		12.6	478.1	13.9	480.6
Exchange-traded contracts
Futures					455.6					326.4
Options	0.0	22.7	0.0	34.4	155.4	0.0	45.4	0.0	4.5	96.2
Agency transactions[7]	0.0		0.0			0.2		0.2
Total	44.0	1,142.1	38.4	1,043.6	10,462.2	58.0	1,152.4	52.5	1,059.6	9,729.6
Credit derivative contracts
Over-the-counter (OTC) contracts
Credit default swaps	2.7	85.2	3.0	94.4	1.2	3.7	116.9	3.9	135.2
Total return swaps	0.2	2.2	0.8	3.9		0.2	3.3	0.9	4.3
Options and warrants	0.0	4.3	0.0	0.1		0.0	2.9	0.0	0.1
Total	2.8	91.8	3.8	98.3	1.2	3.9	123.1	4.8	139.6
Foreign exchange contracts
Over-the-counter (OTC) contracts
Forward contracts	17.2	681.4	17.8	691.6		21.8	715.6	19.0	650.9
Interest and currency swaps	23.8	1,275.5	21.8	1,098.4		43.2	1,220.8	42.0	1,115.0
Options	6.1	427.0	5.8	397.6		11.1	530.3	11.0	513.7
Exchange-traded contracts
Futures					0.4					6.1
Options	0.0	4.7	0.1	5.6		0.0	2.9	0.1	6.0
Agency transactions[7]	0.0		0.0			0.0		0.0
Total	47.1	2,388.5	45.5	2,193.3	0.4	76.1	2,469.6	72.1	2,285.6	6.1
Equity / index contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	0.0	0.0	0.0		0.0	0.0	0.0	0.0
Swaps	3.4	71.2	5.5	100.4		3.6	76.5	4.8	69.0
Options	5.8	76.6	8.2	125.0		3.7	49.6	5.8	92.8
Exchange-traded contracts
Futures					51.9					33.0
Options	6.9	232.6	6.9	261.2	31.0	3.8	142.5	4.6	155.8	21.6
Agency transactions[7]	6.2		6.1			6.9		6.9
Total	22.2	380.3	26.7	486.6	82.9	18.0	268.6	22.1	317.6	54.5

Derivative instruments (continued)[1]
	31.12.17					31.12.16
CHF billion	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]
Commodity contracts
Over-the-counter (OTC) contracts
Forward contracts	0.1	2.9	0.1	3.8		0.3	4.8	0.1	2.7
Swaps	0.2	8.5	0.4	12.8		0.4	10.9	0.5	13.4
Options	0.3	11.3	0.1	7.9		0.5	14.1	0.2	9.9
Exchange-traded contracts
Futures					8.2					9.1
Forward contracts	0.2	9.4	0.0	7.9		0.1	5.9	0.0	4.6
Options	0.0	1.0	0.1	4.4	0.3	0.0	3.2	0.1	5.3	0.0
Agency transactions[7]	0.9		0.9			0.9		0.9
Total	1.7	33.1	1.6	36.9	8.4	2.3	39.0	2.0	35.9	9.1
Unsettled purchases of non-derivative financial instruments[8]	0.1	12.0	0.1	10.9		0.1	18.4	0.1	9.7
Unsettled sales of non-derivative financial instruments[8]	0.1	14.8	0.1	8.7		0.1	13.0	0.2	11.5
Total derivative instruments, based on IFRS netting[9]	118.2	4,062.6	116.1	3,878.3	10,555.0	158.4	4,084.0	153.8	3,859.6	9,799.3
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented. 2 PRV: positive replacement value. 3 In cases where replacement values are presented on a net basis on the balance sheet, the respective notional values of the netted replacement values are still presented on a gross basis. 4 NRV: negative replacement value. 5 Other notional values relate to derivatives that are cleared through either a central clearing counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for the periods presented. 6 Negative replacement values as of 31 December 2017 include CHF 0.0 billion related to derivative loan commitments (31 December 2016: CHF 0.1 billion). No notional amounts related to these replacement values are included in the table. The maximum irrevocable amount related to these commitments was CHF 5.3 billion as of 31 December 2017 (31 December 2016: CHF 14.3 billion). 7 Notional values of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed due to their significantly different risk profile. 8 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as replacement values. 9 Refer to Note 24 for more information on netting arrangements.

The notional amount of a derivative is generally the quantity of the underlying instrument on which the derivative contract is based and is the reference against which changes in the value of the derivative are measured. Notional values in themselves are generally not a direct indication of the values that are exchanged between parties, and are therefore not a direct measure of risk or financial exposure but are viewed as an indication of the scale of the different types of derivatives entered into by the Group.

On a notional value basis, approximately 54% of OTC interest rate contracts held as of 31 December 2017 (31 December 2016: 52%) mature within one year, 28% (31 December 2016: 29%) within one to five years and 18% (31 December 2016: 19%) after five years. Notional values of interest rate contracts cleared with a clearing house that qualify for IFRS balance sheet netting or are legally settled on a daily basis are presented under Other notional values and are categorized into maturity buckets on the basis of contractual maturities of the cleared underlying derivative contracts.

Derivatives transacted for trading purposes

Most of the Group’s derivative transactions relate to sales and trading activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Trading activities include market-making to directly support the facilitation and execution of client activity. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenues based on spread and volume.

Credit derivatives

UBS is an active dealer in the fixed income market, including credit default swaps (CDS) and related products, with respect to a large number of issuers’ securities. The primary objectives of these activities are market-making, primarily on behalf of clients, and ongoing hedging of trading book exposures.

Market-making activity, which is undertaken within the Investment Bank, consists of buying and selling single-name CDS, index CDS, loan CDS and related referenced cash instruments to facilitate client trading activity. UBS also actively utilizes CDS to economically hedge specific counterparty credit risks in its accrual and traded loan portfolios (including off-balance sheet loan commitments) with the aim of reducing concentrations in individual names, sectors or specific portfolios.

In addition, UBS actively utilizes CDS to economically hedge specific counterparty credit risks in its OTC derivative portfolios, including financial instruments that are designated at fair value through profit or loss.

The tables below provide more information on credit protection bought and sold, including replacement and notional value information by instrument type and counterparty type. The value of protection bought and sold is not, in isolation, a measure of UBS’s credit risk. Counterparty relationships are viewed in terms of the total outstanding credit risk, which relates to other instruments in addition to CDS, and in connection with collateral arrangements in place. On a notional value basis, approximately 23% of credit protection bought and sold as of 31 December 2017 matures within one year (31 December 2016: 29%), approximately 65% within one to five years (31 December 2016: 61%) and approximately 12% after five years (31 December 2016: 10%).

Credit derivatives by type of instrument
	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	0.6	1.1	61.3	1.1	0.6	55.7
Multi-name index-linked credit default swaps	0.2	0.9	31.8	0.9	0.2	31.9
Multi-name other credit default swaps	0.0	0.0	0.1	0.0	0.0	0.0
Total rate of return swaps	0.0	0.8	4.4	0.1	0.0	1.7
Options and warrants	0.0	0.0	4.3	0.0	0.0	0.1
Total 31 December 2017	0.8	2.9	101.9	2.0	0.9	89.4
of which: credit derivatives related to economic hedges	0.7	2.4	81.5	1.6	0.8	70.5
of which: credit derivatives related to market-making	0.0	0.5	20.3	0.5	0.0	18.9

	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	1.6	1.3	91.4	1.3	1.4	81.3
Multi-name index-linked credit default swaps	0.2	0.8	38.4	0.5	0.4	38.3
Multi-name other credit default swaps	0.0	0.0	1.5	0.0	0.0	1.1
Total rate of return swaps	0.1	0.7	5.5	0.0	0.2	2.1
Options and warrants	0.0	0.0	2.9	0.0	0.0	0.1
Total 31 December 2016	2.0	2.8	139.7	1.9	2.0	122.9
of which: credit derivatives related to economic hedges	1.4	2.4	111.7	1.5	1.5	96.2
of which: credit derivatives related to market-making	0.5	0.3	28.0	0.4	0.5	26.7

Credit derivatives by counterparty
	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.2	0.2	16.2	0.2	0.1	12.3
Banks	0.3	0.7	37.0	0.5	0.4	31.6
Central clearing counterparties	0.1	1.1	41.5	1.0	0.1	40.6
Other	0.3	0.9	7.2	0.3	0.2	4.9
Total 31 December 2017	0.8	2.9	101.9	2.0	0.9	89.4

	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.4	0.2	20.9	0.2	0.3	16.1
Banks	0.9	1.0	60.8	0.8	1.0	52.6
Central clearing counterparties	0.3	0.9	47.2	0.8	0.4	47.1
Other	0.4	0.8	10.9	0.2	0.3	7.1
Total 31 December 2016	2.0	2.8	139.7	1.9	2.0	122.9

UBS’s CDS trades are documented using industry standard forms of documentation or equivalent terms documented in a bespoke agreement. The agreements that govern CDS generally do not contain recourse provisions that would enable UBS to recover from third parties any amounts paid out by UBS.

The types of credit events that would require UBS to perform under a CDS contract are subject to agreement between the parties at the time of the transaction. However, nearly all transactions are traded with reference to credit events that are applicable under certain market conventions based on the type of reference entity to which the transaction relates. Applicable credit events according to market conventions include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation / moratorium.

Contingent collateral features of derivative liabilities

Certain derivative instruments contain contingent collateral or termination features triggered upon a downgrade of the published credit ratings of the Group in the normal course of business. Based on UBS’s credit ratings as of 31 December 2017, CHF 0.1 billion, CHF 0.3 billion and CHF 1.2 billion would have been required for contractual obligations related to OTC derivatives in the event of a one-notch, two-notch and three-notch reduction in long-term credit ratings, respectively. In evaluating UBS’s liquidity requirements, UBS considers additional collateral or termination payments that would be required in the event of a reduction in UBS’s long-term credit ratings, and a corresponding reduction in UBS’s short-term ratings.

UBS AG
Disclosure of Derivative Instruments [Line Items]
Disclosure Of Derivative Financial Instruments Explanatory

Note 12 Derivative instruments and hedge accounting

Derivatives: overview

A derivative is a financial instrument for which the value is derived from one or more variables (underlyings). Underlyings may be indices, foreign currency exchange or interest rates, or the value of shares, commodities, bonds or other financial instruments. A derivative commonly requires little or no initial net investment by either counterparty to the trade.

The majority of derivative contracts are negotiated with respect to notional amounts, tenor, price and settlement mechanisms, as is customary with other financial instruments.

Over-the-counter (OTC) derivative contracts are usually traded under a standardized International Swaps and Derivatives Association (ISDA) master agreement between UBS and its counterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA. Recent rules, introduced by regulators in various jurisdictions, require or will soon require the payment and collection of initial and variation margin on certain OTC derivative contracts, which may have a bearing on their price and other relevant terms.

The industry continues to promote the use of central counterparties (CCPs) to clear OTC trades. The trend toward CCP clearing and settlement will generally facilitate the reduction of systemic credit exposures.

Other derivative contracts are standardized in terms of their amounts and settlement dates, and are bought and sold on regulated exchanges. These are commonly referred to as exchange-traded derivatives (ETD) contracts. Exchanges offer the benefits of pricing transparency, standardized daily settlement of changes in value and consequently reduced credit risk.

For presentation purposes, the Group’s derivative contracts are subject to IFRS netting provisions. Derivative instruments are measured at fair value and generally classified as Positive replacement values and Negative replacement values on the balance sheet. However, ETD that are economically settled on a daily basis and OTC derivatives that are either legally settled or in substance net settled on a daily basis are classified as Cash collateral receivables on derivative instruments or Cash collateral payables on derivative instruments. Changes in the replacement values of derivatives are recorded in Net trading income, except for interest on derivatives designated as hedging instruments in effective hedge accounting relationships and forward points on certain short duration foreign exchange contracts that are recorded in Net interest income.

  Refer to Note 1a items 3j and 3k for more information
  Refer to Note 24 for more information on the values of positive and negative replacement values after consideration of netting potential allowed under enforceable netting arrangements

The Group uses various derivative instruments for both trading and hedging purposes. Derivative product types as well as valuation principles and techniques applied by the Group are described in Note 22. Positive replacement values represent the estimated amount the Group would receive if the derivative contract were sold on the balance sheet date. Negative replacement values indicate the estimated amount the Group would pay to transfer its obligations in respect of the underlying contract were it required or entitled to do so on the balance sheet date.

Derivatives embedded in other financial instruments are not included in the “Derivative instruments” table within this Note. Bifurcated embedded derivatives are presented on the same balance sheet line as the host contract. In cases where UBS applies the fair value option to hybrid instruments, bifurcation of an embedded derivative component is not required and as such this component is also not included in the “Derivative instruments” table.

  Refer to Notes 18 and 22 for more information

Risks of derivative instruments

Derivative instruments are transacted in many trading portfolios, which generally include several types of instruments, not just derivatives. The market risk of derivatives is predominantly managed and controlled as an integral part of the market risk of these portfolios. The Group’s approach to market risk is described in the audited portions of “Market risk” in the “Risk management and control” section of this report.

Derivative instruments are also transacted with many different counterparties, most of whom are also counterparties for other types of business. The credit risk of derivatives is managed and controlled in the context of the Group’s overall credit exposure to its counterparties. The Group’s approach to credit risk is described in the audited portions of “Credit risk” in the “Risk management and control” section of this report. It should be noted that, although the positive replacement values shown on the balance sheet can be an important component of the Group’s credit exposure, the positive replacement values related to a respective counterparty are rarely an adequate reflection of the Group’s credit exposure in its derivatives business with that counterparty. This is generally the case because, on the one hand, replacement values can increase over time (potential future exposure), while on the other hand, exposure may be mitigated by entering into master netting agreements and bilateral collateral arrangements. Both the exposure measures used internally by the Group to control credit risk and the capital requirements imposed by regulators reflect these additional factors.

Derivative instruments¹

	31.12.17					31.12.16
CHF billion	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]
Interest rate contracts
Over-the-counter (OTC) contracts
Forward contracts[6]	0.1	22.1	0.3	8.2	2,321.1	0.1	29.6	0.1	21.9	2,242.8
Swaps	35.4	539.2	28.2	453.7	7,530.2	45.2	599.3	38.3	552.6	7,064.2
Options	8.5	558.1	9.8	547.2		12.6	478.1	13.9	480.6
Exchange-traded contracts
Futures					455.6					326.4
Options	0.0	22.7	0.0	34.4	155.4	0.0	45.4	0.0	4.5	96.2
Agency transactions[7]	0.0		0.0			0.2		0.2
Total	44.0	1,142.1	38.4	1,043.6	10,462.2	58.0	1,152.4	52.5	1,059.6	9,729.6
Credit derivative contracts
Over-the-counter (OTC) contracts
Credit default swaps	2.7	85.2	3.0	94.4	1.2	3.7	116.9	3.9	135.2
Total return swaps	0.2	2.2	0.8	3.9		0.2	3.3	0.9	4.3
Options and warrants	0.0	4.3	0.0	0.1		0.0	2.9	0.0	0.1
Total	2.8	91.8	3.8	98.3	1.2	3.9	123.1	4.8	139.6
Foreign exchange contracts
Over-the-counter (OTC) contracts
Forward contracts	17.2	681.4	17.8	691.6		21.8	715.6	19.0	650.9
Interest and currency swaps	23.8	1,275.5	21.8	1,098.4		43.2	1,220.8	42.0	1,115.0
Options	6.1	427.0	5.8	397.6		11.1	530.3	11.0	513.7
Exchange-traded contracts
Futures					0.4					6.1
Options	0.0	4.7	0.1	5.6		0.0	2.9	0.1	6.0
Agency transactions[7]	0.0		0.0			0.0		0.0
Total	47.1	2,388.5	45.5	2,193.3	0.4	76.1	2,469.6	72.1	2,285.6	6.1
Equity / index contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	0.0	0.0	0.0		0.0	0.0	0.0	0.0
Swaps	3.4	71.2	5.5	100.4		3.6	76.5	4.8	69.0
Options	5.8	76.6	8.2	125.0		3.7	49.6	5.8	92.8
Exchange-traded contracts
Futures					51.9					33.0
Options	6.9	232.6	6.9	261.2	31.0	3.8	142.5	4.6	155.8	21.6
Agency transactions[7]	6.2		6.1			6.9		6.9
Total	22.2	380.3	26.7	486.6	82.9	18.0	268.6	22.1	317.6	54.5

Derivative instruments (continued)[1]
	31.12.17					31.12.16
CHF billion	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]
Commodity contracts
Over-the-counter (OTC) contracts
Forward contracts	0.1	2.9	0.1	3.8		0.3	4.8	0.1	2.7
Swaps	0.2	8.5	0.4	12.8		0.4	10.9	0.5	13.4
Options	0.3	11.3	0.1	7.9		0.5	14.1	0.2	9.9
Exchange-traded contracts
Futures					8.2					9.1
Forward contracts	0.2	9.4	0.0	7.9		0.1	5.9	0.0	4.6
Options	0.0	1.0	0.1	4.4	0.3	0.0	3.2	0.1	5.3	0.0
Agency transactions[7]	0.9		0.9			0.9		0.9
Total	1.7	33.1	1.6	36.9	8.4	2.3	39.0	2.0	35.9	9.1
Unsettled purchases of non-derivative financial instruments[8]	0.1	12.0	0.1	10.9		0.1	18.4	0.1	9.7
Unsettled sales of non-derivative financial instruments[8]	0.1	14.8	0.1	8.7		0.1	13.0	0.2	11.5
Total derivative instruments, based on IFRS netting[9]	118.2	4,062.6	116.1	3,878.3	10,555.0	158.4	4,084.0	153.8	3,859.6	9,799.3
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented. 2 PRV: positive replacement value. 3 In cases where replacement values are presented on a net basis on the balance sheet, the respective notional values of the netted replacement values are still presented on a gross basis. 4 NRV: negative replacement value. 5 Other notional values relate to derivatives that are cleared through either a central clearing counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for the periods presented. 6 Negative replacement values as of 31 December 2017 include CHF 0.0 billion related to derivative loan commitments (31 December 2016: CHF 0.1 billion). No notional amounts related to these replacement values are included in the table. The maximum irrevocable amount related to these commitments was CHF 5.3 billion as of 31 December 2017 (31 December 2016: CHF 14.3 billion). 7 Notional values of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed due to their significantly different risk profile. 8 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as replacement values. 9 Refer to Note 24 for more information on netting arrangements.

The notional amount of a derivative is generally the quantity of the underlying instrument on which the derivative contract is based and is the reference against which changes in the value of the derivative are measured. Notional values in themselves are generally not a direct indication of the values that are exchanged between parties, and are therefore not a direct measure of risk or financial exposure but are viewed as an indication of the scale of the different types of derivatives entered into by the Group.

On a notional value basis, approximately 54% of OTC interest rate contracts held as of 31 December 2017 (31 December 2016: 52%) mature within one year, 28% (31 December 2016: 29%) within one to five years and 18% (31 December 2016: 19%) after five years. Notional values of interest rate contracts cleared with a clearing house that qualify for IFRS balance sheet netting or are legally settled on a daily basis are presented under Other notional values and are categorized into maturity buckets on the basis of contractual maturities of the cleared underlying derivative contracts.

Derivatives transacted for trading purposes

Most of the Group’s derivative transactions relate to sales and trading activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Trading activities include market-making to directly support the facilitation and execution of client activity. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenues based on spread and volume.

Credit derivatives

UBS is an active dealer in the fixed income market, including credit default swaps (CDS) and related products, with respect to a large number of issuers’ securities. The primary objectives of these activities are market-making, primarily on behalf of clients, and ongoing hedging of trading book exposures.

Market-making activity, which is undertaken within the Investment Bank, consists of buying and selling single-name CDS, index CDS, loan CDS and related referenced cash instruments to facilitate client trading activity. UBS also actively utilizes CDS to economically hedge specific counterparty credit risks in its accrual and traded loan portfolios (including off-balance sheet loan commitments) with the aim of reducing concentrations in individual names, sectors or specific portfolios.

In addition, UBS actively utilizes CDS to economically hedge specific counterparty credit risks in its OTC derivative portfolios, including financial instruments that are designated at fair value through profit or loss.

The tables below provide more information on credit protection bought and sold, including replacement and notional value information by instrument type and counterparty type. The value of protection bought and sold is not, in isolation, a measure of UBS’s credit risk. Counterparty relationships are viewed in terms of the total outstanding credit risk, which relates to other instruments in addition to CDS, and in connection with collateral arrangements in place. On a notional value basis, approximately 23% of credit protection bought and sold as of 31 December 2017 matures within one year (31 December 2016: 29%), approximately 65% within one to five years (31 December 2016: 61%) and approximately 12% after five years (31 December 2016: 10%).

Credit derivatives by type of instrument
	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	0.6	1.1	61.3	1.1	0.6	55.7
Multi-name index-linked credit default swaps	0.2	0.9	31.8	0.9	0.2	31.9
Multi-name other credit default swaps	0.0	0.0	0.1	0.0	0.0	0.0
Total rate of return swaps	0.0	0.8	4.4	0.1	0.0	1.7
Options and warrants	0.0	0.0	4.3	0.0	0.0	0.1
Total 31 December 2017	0.8	2.9	101.9	2.0	0.9	89.4
of which: credit derivatives related to economic hedges	0.7	2.4	81.5	1.6	0.8	70.5
of which: credit derivatives related to market-making	0.0	0.5	20.3	0.5	0.0	18.9

	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	1.6	1.3	91.4	1.3	1.4	81.3
Multi-name index-linked credit default swaps	0.2	0.8	38.4	0.5	0.4	38.3
Multi-name other credit default swaps	0.0	0.0	1.5	0.0	0.0	1.1
Total rate of return swaps	0.1	0.7	5.5	0.0	0.2	2.1
Options and warrants	0.0	0.0	2.9	0.0	0.0	0.1
Total 31 December 2016	2.0	2.8	139.7	1.9	2.0	122.9
of which: credit derivatives related to economic hedges	1.4	2.4	111.7	1.5	1.5	96.2
of which: credit derivatives related to market-making	0.5	0.3	28.0	0.4	0.5	26.7

Credit derivatives by counterparty
	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.2	0.2	16.2	0.2	0.1	12.3
Banks	0.3	0.7	37.0	0.5	0.4	31.6
Central clearing counterparties	0.1	1.1	41.5	1.0	0.1	40.6
Other	0.3	0.9	7.2	0.3	0.2	4.9
Total 31 December 2017	0.8	2.9	101.9	2.0	0.9	89.4

	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.4	0.2	20.9	0.2	0.3	16.1
Banks	0.9	1.0	60.8	0.8	1.0	52.6
Central clearing counterparties	0.3	0.9	47.2	0.8	0.4	47.1
Other	0.4	0.8	10.9	0.2	0.3	7.1
Total 31 December 2016	2.0	2.8	139.7	1.9	2.0	122.9

UBS’s CDS trades are documented using industry standard forms of documentation or equivalent terms documented in a bespoke agreement. The agreements that govern CDS generally do not contain recourse provisions that would enable UBS to recover from third parties any amounts paid out by UBS.

The types of credit events that would require UBS to perform under a CDS contract are subject to agreement between the parties at the time of the transaction. However, nearly all transactions are traded with reference to credit events that are applicable under certain market conventions based on the type of reference entity to which the transaction relates. Applicable credit events according to market conventions include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation / moratorium.

Contingent collateral features of derivative liabilities

Certain derivative instruments contain contingent collateral or termination features triggered upon a downgrade of the published credit ratings of the Group in the normal course of business. Based on UBS’s credit ratings as of 31 December 2017, CHF 0.1 billion, CHF 0.3 billion and CHF 1.2 billion would have been required for contractual obligations related to OTC derivatives in the event of a one-notch, two-notch and three-notch reduction in long-term credit ratings, respectively. In evaluating UBS’s liquidity requirements, UBS considers additional collateral or termination payments that would be required in the event of a reduction in UBS’s long-term credit ratings, and a corresponding reduction in UBS’s short-term ratings.